Investment in Financial Assets (Details) - EUR (€) € in Thousands	Sep. 30, 2024	Dec. 31, 2023	Oct. 31, 2023
Phoenicis Therapeutics Inc.
Disclosure of financial assets [line items]
Proportion of ownership interest	3.90%
Financial assets at fair value through other comprehensive income	€ 0	€ 0
Yarrow Biotechnology, Inc
Disclosure of financial assets [line items]
Proportion of ownership interest	5.10%
Financial assets at fair value through other comprehensive income	€ 0	€ 0	€ 0